DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Gain (Loss) and Cumulative Expense - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Balance	$ 23,120,000
Reclassification to additional paid-in capital upon exercise of warrants	(7,301,000)	$ (3,518,000)
Balance	$ 5,239,000	23,120,000
Derivative Warrant Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance			$ 3,893,904
Increase in the fair value of warrant liability			14,010
Reclassification to additional paid-in capital upon exercise of warrants			(3,683,270)
Gain on settlement of derivative			(224,644)
Cumulative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance		$ 3,183,270	3,393,904
Increase in the fair value of warrant liability			14,010
Gain on settlement of derivative			(224,644)
Balance			$ 3,183,270